Significant Accounting Policies - Summary of cumulative inflation (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mexico
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	13.90%	11.20%	13.20%
Guatemala
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	11.70%	10.90%	11.80%
Costa Rica
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	5.80%	4.50%	5.80%
Panama
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	0.90%	(1.50%)	0.50%
Colombia
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	11.40%	8.80%	11.00%
Nicaragua
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	17.10%	13.50%	15.60%
Argentina
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	216.10%	209.20%	179.40%
Brazil
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	20.00%	13.10%	11.10%
Uruguay
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	28.50%	28.50%	22.00%